Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
Leases
Note 33(a) provides disclosure on the effect of the adoption of IFRS 16.

a)	Right-of-Use Assets
Our significant lease arrangements include contracts for leasing office premises, mining equipment, rail cars, pipelines and road and port facilities. As at December 31, 2019, $762 million of right-of-use assets are recorded as part of land, buildings, plant and equipment within property, plant and equipment.

(CAD$ in millions)
Net book value as at December 31, 2018	$504
IFRS 16 adoption (Note 33(a))	280
Additions	155
Depreciation	(145)
Changes in foreign exchange rates and other	(32)
Closing net book value as at December 31, 2019	$762

b)	Lease Liabilities
Minimum lease payments in respect of lease liabilities and the effect of discounting are as follows:

(CAD$ in millions)	December 31, 2019
Undiscounted minimum lease payments:
Less than one year	$162
Two to three years	193
Four to five years	109
Thereafter	676
1,140
Effect of discounting	(468)
Present value of minimum lease payments - total lease liabilities	672
Less current portion	(160)
Long-term lease liabilities	$512

Our most significant individual lease arrangements are as follows:

Fort Hills entered into a service agreement in 2017 with TC Energy Corp. for the operation of the Northern Courier Pipeline and associated tanks to transport bitumen between Fort Hills and Fort McMurray, Alberta, for a period of 25 years with an option to renew for four additional five-year periods. We have assumed the extensions will be exercised in our determination of the lease liability. As at December 31, 2019, our share of the related lease liability was $203 million.

TAK leases road and port facilities from the Alaska Industrial Development and Export Authority, through which it ships all concentrates produced at the Red Dog mine. The lease requires TAK to pay a minimum annual user fee of US$18 million for the next two years and US$6 million for the following 19 years. The lease is also subject to variable lease payments based on tonnage shipped and market prices for zinc over the lease term. As at December 31, 2019, the related lease liability was $119 million (US$92 million).

c)Lease Liability Continuity

(CAD$ in millions)
As at December 31, 2018	$338
IFRS 16 adoption (Note 33(a))	342
Cash flows
Principal payments	(150)
Interest payments	(39)
Non-cash changes
Additions	170
Accretion (Note 10)	39
Changes in foreign exchange and other	(28)
As at December 31, 2019	$672